Debt (Details) - USD ($)						3 Months Ended	6 Months Ended
	May 09, 2022	Apr. 27, 2022	Apr. 04, 2022	Mar. 23, 2022	Mar. 21, 2022	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Debt (Details) [Line Items]
Aggregate amount					$ 4,000,000
Commitment fee percentage				10.00%
Commitment fee							$ 5,000
Funding received							3,400,000
Commitment fees paid							$ 337,000
Common stock per share (in Dollars per share)							$ 2
Common stock shares (in Shares)						2,000,000	2,000,000
Subscription warrants	$ 162,003	$ 417,037	$ 341,967	$ 337,991	$ 5,370,185	$ 371,007	$ 3,209,183
Debt discount upon issuance								$ 6
Debt discount						550,000	3,420,000
Amortization of discount interest expense						$ 259,746	359,289
Maximum [Member]
Debt (Details) [Line Items]
Commitment fee							$ 400,000
Subscription Warrants [Member]
Debt (Details) [Line Items]
Common stock per share (in Dollars per share)							$ 11.5